Operating Segments - Segment Results for Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disclosure of operating segments [Line Items]
Revenue	$ 809,120	$ 757,956	$ 602,546
Payments to repair centers	15,166	16,970	24,102
Revenue less repair payments (non-GAAP)	793,954	740,986	578,444
Depreciation	20,334	19,954	16,903
Other costs	607,770	580,061	449,142
Impairment of goodwill	0	0	21,673
Other income, net	(14,594)	(11,230)	(8,689)
Finance expense	3,204	4,264	547
Income tax expense	25,719	15,431	17,530
Segment profit/(loss)	151,521	132,506	81,338
Amortization of intangible assets	15,783	15,505	20,539
Share-based compensation expense	30,305	30,565	23,036
Profit after tax	105,433	86,436	37,763
Addition to non-current assets	31,807	32,538	111,733
Total assets, net of elimination	785,630	759,563	704,123	$ 765,158
Total liabilities, net of elimination	233,211	264,607	289,057	$ 264,675
External customers [member]
Disclosure of operating segments [Line Items]
Revenue	809,120	757,956	602,546
Operating segments [member]
Disclosure of operating segments [Line Items]
Segment operating profit/(loss)	165,850	140,971	90,726
Segment profit/(loss) before income taxes	177,240	147,937	98,868
Operating segments [member] | WNS global BPM [member]
Disclosure of operating segments [Line Items]
Revenue	774,309	722,600	557,983
Revenue less repair payments (non-GAAP)	774,309	722,600	557,983
Depreciation	20,130	19,682	16,598
Other costs	588,289	561,870	429,074
Segment operating profit/(loss)	165,890	141,048	112,311
Other income, net	(12,572)	(9,757)	(7,785)
Finance expense	3,204	4,065	547
Segment profit/(loss) before income taxes	175,258	146,740	119,549
Income tax expense	25,503	15,319	17,441
Segment profit/(loss)	149,755	131,421	102,108
Addition to non-current assets	29,583	32,337	111,280
Total assets, net of elimination	667,261	633,186	590,974
Total liabilities, net of elimination	156,298	181,627	214,155
Operating segments [member] | WNS global BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue	774,235	722,542	557,904
Operating segments [member] | WNS Auto Claims BPM [member]
Disclosure of operating segments [Line Items]
Revenue	34,885	35,414	44,642
Payments to repair centers	15,166	16,970	24,102
Revenue less repair payments (non-GAAP)	19,719	18,444	20,540
Depreciation	204	272	305
Other costs	19,555	18,249	20,147
Impairment of goodwill			21,673
Segment operating profit/(loss)	(40)	(77)	(21,585)
Other income, net	(2,022)	(1,473)	(904)
Finance expense		199
Segment profit/(loss) before income taxes	1,982	1,197	(20,681)
Income tax expense	216	112	89
Segment profit/(loss)	1,766	1,085	(20,770)
Addition to non-current assets	2,224	201	453
Total assets, net of elimination	118,369	126,377	113,149
Total liabilities, net of elimination	76,913	82,980	74,902
Operating segments [member] | WNS Auto Claims BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue	34,885	35,414	44,642
Inter segments [member]
Disclosure of operating segments [Line Items]
Revenue	(74)	(58)	(79)
Revenue less repair payments (non-GAAP)	(74)	(58)	(79)
Other costs	$ (74)	$ (58)	$ (79)